Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Share Activity Under the Plan
Share activity under the Plan for the years ended June 30, 2024 was as follows:

	Number of Shares	Weighted average fair value
Unvested, December 31, 2023	564,272	0.19
Vested	(294,114)	0.19
Granted/Issued	11,892,704	0.22
Forfeited	(1,302)	0.19

Unvested, June 30, 2024	12,161,560	0.60

Share activity under the Plan for the years ended December 31, 2023 and 2022, respectively, was as follows:

Number of Shares
Unvested, December 31, 2021	5,676,896
Vested	(2,861,623)
Forfeited	—

Unvested, December 31, 2022	2,815,273
Vested	(2,113,766)
Forfeited	(137,235)

Unvested, December 31, 2023	564,272

Summary of Assumptions Used to Measure the Fair Value of the Employee Stock Options Granted
The assumptions used to measure the fair value of the employee stock options granted using Black Scholes valuation technique as of the date of issuance were as follows:

April 16, 2024
Volatility Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40.0%
Risk-free rate . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.83% - 5.18%
Expected dividend yield . . . . . . . . . . . . . . . . . . . .	0.00%
Expected term . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.00 - 3.00 years